Condensed Balance Sheets (Q3) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Apr. 18, 2021
Current Assets:
Cash	$ 372,871			$ 741,228
Prepaid expenses and other current assets	332,671			332,396
Accounts receivable - related party				25,000
Total Current Assets	705,542			1,098,624
Prepaid expenses, non-current	70,525			308,218
Cash and marketable securities held in Trust Account	193,016,803			191,653,961
Total Assets	193,792,870			193,060,803
Current Liabilities:
Accrued offering costs and expenses	320,798			104,898
Income tax payable	69,484
Due to related party	10,000			1,613
Total Current Liabilities	400,282			106,511
Warrant liabilities	969,125			7,216,022
Total Liabilities	1,369,407			7,322,533
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption, 18,975,000 shares at redemption value of approximately $10.16 and $10.10 at September 30, 2022 and December 31, 2021, respectively	192,797,319			191,647,500
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 5,193,750 shares issued and outstanding (excluding 18,975,000 shares subject to possible redemption) at September 30, 2022 and December 31, 2021	519			519
Additional paid-in capital
Accumulated deficit	(374,375)			(5,909,749)
Total Stockholders' Deficit	(373,856)	$ (1,120,328)	$ (2,200,213)	(5,909,230)	$ 24,662	$ 24,662
Total Liabilities, Redeemable Common Stock and Stockholders' Deficit	$ 193,792,870			$ 193,060,803